Loans Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Loans Payable

7. LOANS PAYABLE

The Company’s loans payable are summarized below:

	September 30, 2020			December 31, 2019
	Gross Principal Amount	Debt Discount	Loans Payable, Net of Debt Discount	Gross Principal Amount	Debt Discount	Loans Payable, Net of Debt Discount

PPP Loan	$242,487	$-	$242,487	$-	$-	$-
EIDL	94,000	-	94,000	-	-	-
2020 Demand Loan	16,278	-	16,278	-	-	-
2018 Demand Loan	-	-	-	6,678	-	6,678
2018 Loan	310,149	-	310,149	352,395	-	352,395
2017 Loan	16,682	-	16,682	67,491	-	67,491
Land Loan	160,826	-	160,826	468,500	(16,762)	451,738
Total Loans Payable	840,422	-	840,422	895,064	(16,762)	878,302
Less: current portion	503,935	-	503,935	795,064	(13,345)	781,719
Loans Payable, non-current	$336,487	$-	$336,487	$100,000	$(3,417)	$96,583

During the nine months ended September 30, 2020, the Company made principal payments on loans payable in the aggregate of $266,580, of which $7,940 was paid on the 2020 Demand Loan, $5,906 was paid on the 2018 Demand Loan, $42,246 was paid on the 2018 Loan, $40,662 was paid on the 2017 Loan and $169,826 was paid on the Land Loan. The remaining decrease in principal balances are the result of the impact of the change in exchange rates during the period.

The Company incurred interest expense related to the loans payable in the amount of $11,855 and $50,562 during the three and nine months ended September 30, 2020, respectively, of which $2,233 and $9,335, respectively represented amortization of debt discount, and incurred interest expense of $23,155 and $95,983 during the three and nine months ended September 30, 2019, respectively, of which $809 and $15,545, respectively represented amortization of debt discount.

Land Loan

On August 19, 2017, the Company purchased 845 hectares of land adjacent to its existing property at AWE. The Company paid $100,000 at the date of purchase and executed a note payable in the amount of $600,000, denominated in U.S. dollars (the “Land Loan”) with a stated interest rate of 0% and with quarterly payments of $50,000 beginning on December 18, 2017 and ending August 18, 2021. At the date of purchase, the Company took possession of the property, with full use and access, but will not receive the deed to the property until after $400,000 of the purchase price has been paid. The Company imputed interest on the note at 7% per annum and recorded a discounted note balance of $517,390 on August 19, 2017, which is being amortized over the term of the loan using the effective interest method. On August 12, 2020, the terms of the Land Loan were amended such that (i) the original maturity date (August 18, 2021) was changed to December 31, 2020 and (ii) the remaining balance was reduced by $137,850 from $459,500 to $321,652. The Company agreed to pay the loan in four equal payments at the end of each month starting August 30, 2020. The amendment was accounted for as a debt restructuring with the future undiscounted cash flows being less than the net carrying value of the original debt. No interest expense is recorded going forward and all future payments reduce the carrying value. A gain of $130,421 was recorded in connection with the restructuring of the Land Loan.

Demand Loan

On March 1, 2020, the Company received a loan in the amount of $27,641 (ARS $1,777,778) (the” 2020 Demand Loan”) which bears interest at 10% per month and is due upon demand of the lender (the “Demand Loan”). Interest is paid monthly.

PPP Loan

On May 6, 2020, the Company entered into a potentially forgivable loan from the U.S. Small Business Administration (“SBA”) pursuant to the Paycheck Protection Program (“PPP”) enacted by Congress under the Coronavirus Aid, Relief, and Economic Security Act (15 U.S.C. 636(a)(36)) (the “CARES Act”), resulting in net proceeds of $242,487 (the “PPP Loan”). To facilitate the PPP Loan, the Company entered into a note payable agreement with Santander Bank, N.A. as the lender.

Under the terms of the CARES Act, as amended by the Paycheck Protection Program Flexibility Act of 2020, the Company is eligible to apply for and receive forgiveness for all or a portion of their respective PPP Loan. Such forgiveness will be determined, subject to limitations, based on the use of the loan proceeds for certain permissible purposes as set forth in the PPP, including, but not limited to, payroll costs (as defined under the PPP) and mortgage interest, rent or utility costs (collectively, “Qualifying Expenses”) incurred during the 24 weeks subsequent to funding, and on the maintenance of employee and compensation levels, as defined, following the funding of the PPP Loan. The Company intends to use the proceeds of the PPP Loan for Qualifying Expenses. However, no assurance is provided that the Company will be able to obtain forgiveness of the PPP Loan in whole or in part. Any amounts that are not forgiven incur interest at 1.0% per annum and monthly repayments of principal and interest are deferred for six months after the date of disbursement. While the PPP Loan currently has a two-year maturity, the amended law permits the borrower to request a five-year maturity from its lender. The Company has applied for forgiveness for the full amount and is waiting for the approval from the bank and the SBA.

SBA Economic Injury Disaster Loans

On May 22, 2020, the Company received a loan in the principal amount of $94,000 (the “EIDL Loan”) pursuant to the Economic Injury Disaster Loan (“EIDL”) assistance program offered by the SBA in response to the impact of the COVID-19 pandemic on the Company’s business. The EIDL Loan bears interest at 3.75% per annum and matures on May 22, 2050. Proceeds from the EIDL are being used for working capital purposes. Monthly installment payments of $459, including principal and interest, are due monthly beginning May 22, 2021. The EIDL Loan is secured by a security interest in all of the Company’s assets.

10. LOANS PAYABLE

The Company’s loans payable are summarized below:

	December 31, 2019			December 31, 2018
	Gross Principal Amount	Debt Discount	Loans Payable, Net of Debt Discount	Gross Principal Amount	Debt Discount	Loans Payable, Net of Debt Discount

Demand Loan	$6,678	$-	$6,678	$10,647	$-	$10,647
2018 Loan	352,395	-	352,395	464,739	-	464,739
2017 Loan	67,491	-	67,491	168,609	-	168,609
Land Loan	468,500	(16,762)	451,738	500,000	(38,098)	461,902
Total Loans Payable	895,064	(16,762)	878,302	1,143,995	(38,098)	1,105,897
Less: current portion	795,064	(13,345)	781,719	893,995	(22,889)	871,106
Loans Payable, non-current	$100,000	$(3,417)	$96,583	$250,000	$(15,209)	$234,791

On March 31, 2017, the Company received a bank loan in the amount of $519,156 (ARS $8,000,000) (the “2017 Loan”). The 2017 Loan is secured by Algodon Mansion, the Company’s hotel in Argentina, bears interest at 24.18% per annum and is due on March 1, 2021. Principal and interest will be paid in forty-two monthly installments beginning on October 1, 2017 and ending on March 1, 2021. The Company incurred interest expense on this loan of $62,589 and $85,116 during the years ended December 31, 2019 and 2018, respectively. During 2018, the Company defaulted on certain 2017 Loan payments, and as a result, the 2017 Loan is payable upon demand as of December 31, 2019. Of the decrease in principal of $101,118 on the 2017 Loan during the year ended December 31, 2019, $53,278 resulted from principal payments made and $47,840 resulted from the effect of fluctuations in the foreign currency exchange rate during the period.

On August 19, 2017, the Company purchased 845 hectares of land adjacent to its existing property at AWE. The Company paid $100,000 at the date of purchase and executed a note payable in the amount of $600,000, denominated in U.S. dollars (the “Land Loan”) with a stated interest rate of 0% and with quarterly payments of $50,000 beginning on December 18, 2017 and ending August 18, 2021. At the date of purchase, the Company took possession of the property, with full use and access, but will not receive the deed to the property until after $400,000 of the purchase price has been paid. The Company imputed interest on the note at 7% per annum and recorded a discounted note balance of $517,390 on August 19, 2017, which is being amortized over the term of the loan using the effective interest method. Amortization of the note discount in the amount of $21,336 and $32,295 for the years ended December 31, 2019 and 2018, respectively, is recorded as interest expense on the accompanying consolidated statements of operations. The balance on the note was $451,738, net of debt discount of $16,762 on December 31, 2019, of which $355,155 (net of discount of $13,345) is included in loans payable, net, current and $96,583 (net of discount of $3,417) is included in loans payable, net, non-current in the accompanying consolidated balance sheets.

On January 25, 2018 the Company received a bank loan in the amount of $525,000 (the “2018 Loan”), denominated in U.S. dollars. The 2018 Loan bears interest at 6.75% per annum and was due on January 25, 2023. Pursuant to the terms of the 2018 Loan, principal and interest is to be paid in 60 equal monthly installments of $10,311, beginning on February 23, 2018. The Company incurred interest expense of $24,433 and $33,420 on this loan during the years ended December 31, 2019 and 2018, respectively. During 2018, the Company defaulted on certain 2018 Loan payments, and as a result, the 2018 Loan is payable upon demand as of December 31, 2019.

On June 4, 2018 the Company received a loan in the amount of $55,386 (ARS $1,600,000) which bears interest at 10% per month and is due upon demand of the lender (the “Demand Loan”). Interest is paid monthly. The Company incurred interest expense on this loan of $21,953 and $23,427 during years ended December 31, 2019 and 2018, respectively. The decrease in the principal balance of the Demand Loan during the period is the result of changes in the foreign currency exchange rate during the period.

Future minimum principal payments under the loans payable are as follows:

Total
Years ending December 31,	Payment
2020	$795,064
2021	100,000
$895,064